Statutory reserves and restricted net assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statutory reserves and restricted net assets
Appropriation to statutory reserves	¥ 139.1	¥ 79.1	¥ 30.2
Net assets subject to restriction on the distribution of share capital	¥ 22,900.0